Retirement benefit plans	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Retirement benefit plans
25.	Retirement benefit plans

a)	Defined benefit plans

(a)

The Company has a defined benefit pension plan in accordance with the Labor Standards Act, covering all regular employees’ service years prior to the enforcement of the Labor Pension Act on July 1, 2005 and service years thereafter of employees who chose to continue to be subject to the pension mechanism under the Labor Standards Act. Under the defined benefit pension plan, two units are accrued for each year of service for the first 15 years and one unit for each additional year thereafter, subject to a maximum of 45 units. Pension benefits are based on the number of units accrued and the average monthly salaries and wages of the last 6 months prior to retirement.

The Company contributes monthly an amount equal to 2% of the employees’ monthly salaries and wages to the pension fund deposited with Bank of Taiwan, the trustee, under the name of the independent pension fund committee. Also, the Company would assess the balance in the aforementioned labor pension reserve account by the end of every year. If the account balance is insufficient to pay the pension calculated by the aforementioned method, to the employees expected to be qualified for retirement next year, the Company will make contribution to cover the deficit by March of following year.

(b)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Present value of defined benefit obligations	(838,543)	(910,081)	(29,731)
Fair value of plan assets	360,017	389,316	12,718

Net defined benefit liability	(478,526)	(520,765)	(17,013)

(c)	Movements in net defined benefit liability are as follows:

	2017
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(894,163)	347,195	(546,968)
Current service cost	(386)	—	(386)
Interest (expense) income	(13,236)	5,226	(8,010)

	(907,785)	352,421	(555,364)

Remeasurements:
Return of plan assets (excluding the amount included in interest income or expense)	—	(1,842)	(1,842)
Financial assumption movement effect	28,506	—	28,506
Experience adjustments	24,174	—	24,174

	52,680	(1,842)	50,838

Pension fund contribution	—	26,000	26,000
Paid pension	16,562	(16,562)	—

December 31	(838,543)	360,017	(478,526)

	2018
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000	US$000
January 1	(838,543)	360,017	(478,526)	(15,633)
Current service cost	(382)	—	(382)	(12)
Interest (expense) income	(14,429)	6,291	(8,138)	(266)

	(853,354)	366,308	(487,046)	(15,911)

Remeasurements:
Return of plan assets (excluding the amount included in interest income or expense)	—	8,145	8,145	266
Financial assumption movement effect	(56,934)	—	(56,934)	(1,860)
Experience adjustments	(11,172)	—	(11,172)	(365)

	(68,106)	8,145	(59,961)	(1,959)

Pension fund contribution	—	26,242	26,242	857
Paid pension	11,379	(11,379)	—	—

December 31	(910,081)	389,316	(520,765)	(17,013)

(d)

The Bank of Taiwan was commissioned to manage the fund of the Company’s defined benefit pension plan in accordance with the fund’s annual investment and utilization plan and the “Regulations for Revenues, Expenditures, Safeguard and Utilization of the Labor Retirement Fund” (Article 6: The scope of utilization for the fund includes deposit in domestic or foreign financial institutions, investment in domestic or foreign listed, over-the-counter, or private placement equity securities, investment in domestic or foreign real estate securitization products, etc.). With regard to the utilization of the fund, its minimum earnings in the annual distributions on the final financial statements shall be no less than the earnings attainable from the amounts accrued from two-year time deposits with the interest rates offered by local banks. If the earning is less than aforementioned rates, government shall make payment for the deficit after authorized by the authority. The Company has no right to participate in managing and operating that fund and hence the Company is unable to disclose the classification of the fair value of plan asset in accordance with IAS 19 “Employee Benefits” paragraph 142. The constitution of fair value of plan assets as of December 31, 2017 and 2018 is given in the Annual Labor Retirement Fund Utilization Report announced by the government.

(e)	The principal actuarial assumptions used were as follows:

	2017	2018
Discount rate	1.75%	1.25%
Future salary increases	3.50%	3.50%

Assumptions regarding future mortality are set based on actuarial advice in accordance with published statistics and experience in each territory.

Because the main actuarial assumption changed, the present value of defined benefit obligations is affected. The sensitivity analysis of present value of defined benefit obligations effected by the changes of significant actuarial assumptions at December 31, 2017 and 2018 are shown below:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
December 31, 2017
Effect on present value of defined benefit obligations	(27,192)	28,506	27,955	(26,816)

December 31, 2018
Effect on present value of defined benefit obligations	(29,052)	30,430	29,692	(28,513)

The sensitivity analysis above is based on a change in an assumption while holding all other assumptions constant. In practice, changes in some of the assumptions may be correlated. The method of sensitivity analysis and the method of calculating net defined benefit liability in the statements of financial position are the same.

(f)	The Company expects to make contributions of NT$27,160 thousand (US$887 thousand) during 2019.

(g)	As of December 31, 2018, the weighted average duration of that retirement plan is 13.2 years. The analysis of timing of the future pension payment is as follows:

	December 31, 2018
	NT$000	US$000
Within 1 year	32,904	1,075
1-2 years	35,835	1,170
2-5 years	105,665	3,452
5-10 years	189,400	6,188

	363,804	11,885

b)	Defined contribution plans

Effective July 1, 2005, the Company established a defined contribution pension plan (the “New Plan”) under the Labor Pension Act, covering all regular employees with ROC nationality. Under the New Plan, the Company contributes monthly an amount based on 6% of the employees’ monthly salaries and wages to the employees’ individual pension accounts at the Bureau of Labor Insurance. The benefits accrued are paid monthly or in lump sum upon termination of employment. The pension costs under defined contribution pension plans of the Company for the years ended December 31, 2017 and 2018 were NT$190,106 thousand and NT$193,047 thousand (US$6,307 thousand), respectively.